Inventories - Continuity of the Inventory Reserves (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 28, 2026	Mar. 29, 2025	Mar. 30, 2024
Inventory Disclosure [Abstract]
Beginning balance	$ 2,436	$ 2,196	$ 1,875
Additional charges	1,291	565	688
Deductions	(879)	(325)	(367)
Ending balance	$ 2,848	$ 2,436	$ 2,196